UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

California Tax-Free Income Fund

Semiannual report 11/30/17

A message to shareholders

Dear shareholder,

The divergent performance of bond markets over the latter half of 2017 highlights the need for a diversified approach to fixed income. Credit-sensitive sectors, including high-yield bonds and emerging-market debt, posted gains as investors grew increasingly optimistic about the economic outlook both in the United States and globally, particularly after the passage of sweeping tax reform in the U.S. Segments of the market more sensitive to interest-rate changes, meanwhile, posted muted gains or even losses, as was the case with certain U.S. Treasury securities. The pressures driving these markets could persist for some time: The U.S. Federal Reserve (Fed) continued to gradually normalize interest rates on the back of an improving economy, and that trend is expected to continue into 2018 under new Fed Chairman Jerome Powell.

Environments like these can be challenging for investors: The relative safety offered by high-quality bonds is often tested when rates rise, while the credit segments of the market can be more susceptible to economic volatility. Although there are no easy answers for income-seeking investors, your best resource, as always, is your financial advisor, who can help position your portfolio so that it is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the road.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
California Tax-Free Income Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
18	Financial statements
21	Financial highlights
26	Notes to financial statements
32	Continuation of investment advisory and subadvisory agreements
38	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/17 (%)

The Bloomberg Barclays California Municipal Bond Index is an unmanaged index comprising California investment-grade municipal bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Municipal bonds advanced

Despite increased volatility sparked by political developments at the federal level, municipal bonds posted modestly positive returns for the reporting period.

The fund outperformed its benchmark

The fund's return outpaced its benchmark, the Bloomberg Barclays California Municipal Bond Index.

Security selection added value

Individual security selection, particularly among transportation and healthcare-related municipal bonds, contributed the most to the fund's outperformance of its benchmark.

PORTFOLIO COMPOSITION AS OF 11/30/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement, tax shortfalls, credit downgrades, or if related projects become unprofitable. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. This risk is magnified for a fund that invests mainly in bonds from a single state. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Adverse events affecting a particular issuer may magnify losses for non-diversified funds. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

Can you discuss the municipal bond market's performance during the six months ended November 30, 2017?

Municipal bonds posted modestly positive returns in a period characterized by meaningful day-to-day volatility. Much of the volatility was driven by a changing political landscape as the federal government debated three key initiatives.

First, President Trump campaigned on plans to increase spending on infrastructure improvements, and since the municipal bond market finances much of the country's infrastructure projects, concerns about increased municipal bond issuance weighed on the municipal bond market early in the period. However, a lack of follow-through eased those concerns, allowing municipal bonds to rebound.

Second, uncertainty surrounding the federal government's efforts to repeal all or a portion of the Affordable Care Act (ACA) led to volatility among healthcare-related municipal bonds, such as those funding hospitals and other not-for-profit healthcare facilities.

Finally, the tax reform that President Trump signed into law after period end includes a $10,000 limit on the state and local tax (SALT) deduction, prohibits the advanced refinancing of municipal bonds (known as pre-refunding), and ends the tax exemption for private activity municipal bonds (PABs), which finance projects ranging from healthcare and education facilities to housing and economic development. When Congress approved final legislation after the end of the reporting period, the SALT deduction limitation and the pre-refunding prohibition were included, but ending the tax exemption for PABs did not make it through to the final bill. Nonetheless, the proposed changes led to a substantial increase in municipal bond issuance in November and December as municipalities rushed to issue PABs and pre-refundings before their possible expiration at the end of the year.

Given the market volatility, municipal bond yields finished the period with mixed results. Short-term municipal bond yields rose, reflecting a short-term interest-rate increase by the U.S. Federal Reserve (Fed) in June and again just after the close of the period; long-term municipal bond yields declined amid strong investor demand for the relatively high yields of longer-term securities.

SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       4

"Despite devastating wildfires in both in the northern and southern parts of the state during the period, California's economy and fiscal health remained solid."

For the six-month period, the broad Bloomberg Barclays Municipal Bond Index returned 0.40%. By comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad taxable bond market measure, returned 0.68%. California municipal bonds slightly outperformed the broad municipal market as the fund's benchmark, the Bloomberg Barclays California Municipal Bond Index, returned 0.48%.

How was credit quality in California during the reporting period?

Despite devastating wildfires in both in the northern and southern parts of the state during the period, California's economy and fiscal health remained solid. Tax revenues continued to exceed budget projections, and the state has taken steps to strengthen its rainy-day reserve account to safeguard against future budget deficits. California has also been more proactive than most states about addressing its long-term pension obligations.

One of the more significant upcoming events in California will be the 2018 gubernatorial election. Incumbent Governor Jerry Brown, who was instrumental in restoring the state's fiscal strength after the 2008-2009 financial crisis, will be ineligible to run for reelection because of term limits.

QUALITY COMPOSITION AS OF 11/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       5

"In the near term, the consequences of the final tax reform legislation will be the most significant theme in the municipal market."

Turning to the portfolio, what factors contributed to the fund's outperformance of its benchmark?

The fund benefited from an overweight position in transportation-related municipal bonds. Security selection in this sector also contributed positively to relative results, especially an emphasis on bonds that financed toll roads and airports.

Security selection among healthcare-related municipal bonds was another key contributor to relative performance. We focused on higher-quality securities that financed larger projects with strong cash flows in high-demand geographic areas, and these securities held up well amid the uncertainty about the future of the ACA.

What detracted from performance versus the benchmark?

The fund's exposure to short-term pre-refunded municipal bonds detracted from performance. Short-term bonds were adversely affected by the Fed interest-rate hike in June, as well as expectations of additional interest-rate increases.

SECTOR COMPOSITION AS OF 11/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       6

Speaking of 2018, what are the important themes affecting the municipal bond market as we enter the new year?

In the near term, the consequences of the final tax reform legislation will be the most significant theme in the municipal market. The elimination of municipal bond pre-refundings will likely have a meaningful impact on issuance in 2018, while the reduction in the corporate tax rate could affect demand for municipal bonds from banks and insurance companies.

Beyond tax reform, the economic environment remains a factor influencing the municipal bond market. Although economic growth in California has been robust in 2017, there have been regional disparities, so we believe prudent security selection will continue to be an important differentiator of performance.

On a longer-term basis, municipal pension funding liabilities remain a concern. While California is ahead of the curve at the state level, most local governments have not yet started to address their pension obligations. We continue to monitor the issue, and it remains an important part of our investment analysis.

MANAGED BY

Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-17	as of 11-30-17	as of 11-30-17
Class A	2.18	2.20	4.05	-2.83	11.51	48.74	2.09	2.08	4.26
Class B	0.65	1.92	3.82	-4.17	9.96	45.44	1.43	1.32	2.91
Class C	4.65	2.27	3.66	-0.19	11.88	43.29	1.43	1.32	2.91
Class I3,4	6.66	3.08	4.50	1.26	16.38	55.30	2.33	2.32	4.75
Class R6[3,4]	6.49	3.05	4.48	1.23	16.20	55.06	2.37	2.36	4.83
Index 1†	5.71	2.88	4.63	0.48	15.26	57.30	—	—
Index 2†	5.58	2.55	4.38	0.40	13.42	53.47	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6*
Gross (%)	0.84	1.69	1.69	0.69	0.66
Net (%)	0.84	1.59	1.59	0.69	0.66

* Expenses have been estimated for the first year of operations of Class R6 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays California Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock California Tax-Free Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B5	11-30-07	14,544	14,544	15,730	15,347
Class C5	11-30-07	14,329	14,329	15,730	15,347
Class I3,4	11-30-07	15,530	15,530	15,730	15,347
Class R6[3,4]	11-30-07	15,506	15,506	15,730	15,347

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays California Municipal Bond Index is an unmanaged index composed of California investment-grade municipal bonds.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4% and a state tax rate of 13.3%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares except they do not include sales charges, and have not been adjusted for class-specific expenses; otherwise returns would vary.
4	For certain type of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2017, with the same investment held until November 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2017, with the same investment held until November 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2017	Ending value on 11-30-2017	Expenses paid during period ended 11-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,011.80	$4.19	0.83%
	Hypothetical example for comparison purposes	1,000.00	1,020.90	4.20	0.83%
Class B	Actual expenses/actual returns	1,000.00	1,008.10	7.95	1.58%
	Hypothetical example for comparison purposes	1,000.00	1,017.10	7.99	1.58%
Class C	Actual expenses/actual returns	1,000.00	1,008.10	7.95	1.58%
	Hypothetical example for comparison purposes	1,000.00	1,017.10	7.99	1.58%
Class I	Actual expenses/actual returns	1,000.00	1,012.60	3.43	0.68%
	Hypothetical example for comparison purposes	1,000.00	1,021.70	3.45	0.68%
Class R6[2]	Actual expenses/actual returns	1,000.00	1,000.10	1.66	0.66%
	Hypothetical example for comparison purposes	1,000.00	1,021.80	3.35	0.66%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
2	The inception date for Class R6 shares is 8-30-17. Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period).
SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       11

Fund’s investments

AS OF 11-30-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 96.4%				$222,854,890
(Cost $207,649,436)
California 96.4%				222,854,890
ABAG Finance Authority for Nonprofit Corps.
Sharp HealthCare	6.250	08-01-39	1,000,000	1,081,390
ABAG Finance Authority for Nonprofit Corps.
Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,236,980
Anaheim Public Financing Authority
Series A	5.000	05-01-46	1,000,000	1,129,470
Bay Area Toll Authority
San Francisco Bay Area	4.000	04-01-42	2,000,000	2,121,420
California County Tobacco Securitization Agency
Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,765,794
California County Tobacco Securitization Agency
Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,500,000	1,609,395
California County Tobacco Securitization Agency
Public Improvements	5.250	06-01-21	3,020,000	3,072,548
California County Tobacco Securitization Agency
Stanislaus Funding, Series A	5.500	06-01-33	250,000	253,423
California Educational Facilities Authority
Pepperdine University	5.000	10-01-49	2,550,000	2,965,982
California Educational Facilities Authority
University of Redlands, Series A	5.000	10-01-35	1,000,000	1,118,640
California Health Facilities Financing Authority
Children’s Hospital, Series A	5.000	08-15-47	1,000,000	1,137,380
California Health Facilities Financing Authority
El Camino Hospital	5.000	02-01-42	1,000,000	1,145,480
California Health Facilities Financing Authority
El Camino Hospital	5.000	02-01-47	1,425,000	1,626,224
California Health Facilities Financing Authority
Kaiser Permanente, Series A	5.000	11-01-47	1,000,000	1,301,120
California Health Facilities Financing Authority
Lucile Packard Children’s Hospital	5.000	08-15-43	1,000,000	1,118,770
California Health Facilities Financing Authority
Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,143,010
California Health Facilities Financing Authority
Sutter Health, Series A	5.000	08-15-43	3,000,000	3,445,080
California Municipal Finance Authority
Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,579,620
California Municipal Finance Authority
Eisenhower Medical Center, Series A	4.000	07-01-42	1,750,000	1,833,703
California Municipal Finance Authority
Eisenhower Medical Center, Series A	5.000	07-01-47	1,200,000	1,339,140
California Municipal Finance Authority
Wineville School Project, Series A (A)	5.000	10-01-42	2,000,000	2,248,620
California Pollution Control Financing Authority
Calplant I Project, AMT (B)	7.500	07-01-32	1,000,000	1,073,600
California Pollution Control Financing Authority
Waste Management Inc., Series A3, AMT	4.300	07-01-40	4,500,000	4,704,075

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 12

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Public Finance Authority
Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	$2,201,220
California School Finance Authority
Aspire Public Schools (B)	5.000	08-01-46	1,025,000	1,113,109
California School Finance Authority
Aspire Public Schools (B)	5.000	08-01-41	2,200,000	2,412,168
California State Public Works Board
Various Capital Projects, Series A	5.000	04-01-37	1,000,000	1,107,910
California State Public Works Board
Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,838,950
California State University
College and University Revenue, Series A	5.000	11-01-44	2,000,000	2,257,160
California Statewide Communities Development
Authority
American Baptist Homes West	6.250	10-01-39	2,000,000	2,133,280
California Statewide Communities Development
Authority
CHF Irvine LLC	5.000	05-15-40	1,380,000	1,573,531
California Statewide Communities Development
Authority
Front Porch Communities and Services, Series A	5.000	04-01-47	1,500,000	1,695,465
California Statewide Communities Development
Authority
Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,052,500
California Statewide Communities Development
Authority
Kaiser Permanente, Series A	5.000	04-01-42	3,500,000	3,935,750
California Statewide Communities Development
Authority
Los Angeles Jewish Homes, Series S (A)	5.000	08-01-44	2,625,000	2,956,091
California Statewide Communities Development
Authority
Redlands Community Hospital OB	5.000	10-01-46	2,000,000	2,224,840
California Statewide Communities Development
Authority
Redwoods Project (A)	5.375	11-15-44	1,500,000	1,740,525
California Statewide Communities Development
Authority
Senior Living of Southern California (B)	7.250	11-15-41	1,700,000	1,858,627
California Statewide Communities Development
Authority
University of California, Irvine Campus	5.000	05-15-47	1,000,000	1,148,370
California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,501,250
California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05-01-37	3,000,000	3,001,500
City of Atwater Wastewater Revenue
Series A (A)	5.000	05-01-43	1,000,000	1,147,840
City of Belmont
Library Project, Series A (A)	5.750	08-01-24	1,000,000	1,167,450
City of Irvine
Community Facilities District	5.000	09-01-49	2,000,000	2,137,760

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 13

	Rate (%)		Maturity date	Par value^	Value
California (continued)
City of La Verne
Brethren Hillcrest Homes	5.000		05-15-36	750,000	$791,888
City of Long Beach
Alamitos Bay Marina Project, Series 2015	5.000		05-15-45	1,000,000	1,099,630
City of Long Beach
District 6-Pike Project	6.250		10-01-26	2,480,000	2,482,182
City of San Clemente
Community Facilities District	5.000		09-01-46	1,990,000	2,159,866
City of San Francisco Public Utilities Commission
Green Bonds, Series A	5.000		11-01-45	1,500,000	1,707,525
City of San Mateo
Community Facilities District	5.500		09-01-44	2,000,000	2,178,720
County of Orange
Series B	5.750		09-02-33	1,365,000	1,370,651
East Side Union High School District-Santa Clara
County
2012 Crossover, GO (A)	5.250		09-01-24	2,500,000	3,027,525
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750		01-15-46	5,000,000	5,844,800
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Series B-1	3.950		01-15-53	2,000,000	2,003,100
Golden State Tobacco Securitization Corp.
Series A	5.000		06-01-40	8,250,000	9,450,953
Inland Valley Development Agency
Series A	5.000		09-01-44	7,500,000	8,213,550
Lancaster School District
School Improvements (A)	1.623	(C)	04-01-19	1,730,000	1,692,736
Lancaster School District
School Improvements (A)	1.838	(C)	04-01-22	1,380,000	1,273,809
Los Angeles Community Facilities District No: 3
Cascades Business Park	6.400		09-01-22	375,000	376,005
Los Angeles County Public Works Financing
Authority
Series D	5.000		12-01-45	3,000,000	3,418,950
Los Angeles County Regional Financing Authority
Montecedro Incorporated Project, Series A (A)	5.000		11-15-44	1,355,000	1,520,418
Los Angeles Department of Water & Power
Power Systems, Series D	5.000		07-01-44	1,000,000	1,146,770
Marin Healthcare District
Election of 2013	4.000		08-01-45	1,000,000	1,053,230
Morgan Hill Redevelopment Agency Successor
Agency
Series A	5.000		09-01-33	1,750,000	1,991,623
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500		11-01-39	3,500,000	4,955,580
Norman Y Mineta San Jose International Airport SJC
Series A, AMT	5.000		03-01-47	3,000,000	3,449,640
Northern California Transmission Agency
California-Oregon Transmission Project	5.000		05-01-36	2,500,000	2,903,350
Oakland Unified School District/Alameda County
Election of 2012, GO	6.625		08-01-38	1,000,000	1,178,620

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 14

	Rate (%)		Maturity date	Par value^	Value
California (continued)
Oakland Unified School District/Alameda County
Series A, GO	5.000		08-01-40	1,500,000	$1,714,875
Pacifica School District
Series C, GO (A)	2.646	(C)	08-01-26	1,000,000	794,810
Paramount Unified School District
Series B, GO (A)	2.445	(C)	09-01-25	4,735,000	3,915,466
Port of Los Angeles
Series A, AMT	5.000		08-01-44	2,000,000	2,228,220
River Islands Public Financing Authority
Community Facilities District, Series 2003-1	5.500		09-01-45	2,000,000	2,139,860
Riverside County Transportation Commission
Senior Lien, Series A	5.750		06-01-48	1,000,000	1,118,940
San Bruno Park Elementary School District
School Improvements, Series B, GO (A)	1.916	(C)	08-01-21	1,015,000	945,787
San Diego County Regional Airport Authority
Consol Rental Car Facilities, Series A	5.000		07-01-44	4,925,000	5,577,760
San Diego Public Facilities Financing Authority
Series A	5.000		10-15-44	1,000,000	1,145,170
San Diego Unified School District
Series I, GO	3.965	(C)	07-01-39	1,250,000	533,438
San Diego Unified School District, Election of 1998
Series A, GO (A)	1.926	(C)	07-01-21	2,500,000	2,332,450
San Francisco City & County Airports Commission
San Francisco International Airport, Series B	5.000		05-01-44	3,390,000	3,863,041
San Francisco City & County Redevelopment Agency
Department of General Services Lease, No. 6,
Mission Bay South, Series A	5.150		08-01-35	1,250,000	1,250,538
San Francisco City & County Redevelopment Agency
Mission Bay Project, Series A	5.000		08-01-43	1,000,000	1,134,060
San Francisco City & County Redevelopment Agency
Mission Bay South Redevelopment, Series D	6.625		08-01-39	1,000,000	1,084,290
San Francisco City & County Redevelopment Agency
Mission Bay South Redevelopment, Series D	7.000		08-01-41	1,000,000	1,168,000
San Francisco City & County Redevelopment Agency
San Francisco Redevelopment Projects, Series B	6.625		08-01-39	700,000	758,401
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	1.776	(C)	01-01-22	6,500,000	6,042,270
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.000		01-15-44	2,500,000	2,794,300
San Mateo Foster City School District
Election 2015, Series A, GO	4.000		08-01-45	1,875,000	1,977,413
San Mateo Joint Powers Financing Authority
Capital Projects Program (A)	5.000		07-01-21	1,815,000	1,993,306
Santa Ana Financing Authority
Police Administration & Holding Facility (A)	6.250		07-01-24	5,000,000	5,990,200
Santa Ana Financing Authority
Prerefunded, Police Administration & Holding
Facility (A)	6.250		07-01-24	5,000,000	5,935,650
Santa Fe Springs Community Development
Commission
Construction Redevelopment Project, Series A (A)	1.932	(C)	09-01-20	1,275,000	1,208,611

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 15

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Santa Margarita Water District
Community Facilities District	5.625	09-01-43	775,000	$851,485
South Orange County Public Financing Authority
Series A	5.000	08-15-33	1,000,000	1,092,540
South Orange County Public Financing Authority
Series A	5.000	08-15-34	450,000	490,811
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	2,000,000	2,387,400
Southern California Public Power Authority
Series A	5.000	07-01-38	1,000,000	1,150,040
State of California, GO
Various Purpose	5.000	04-01-43	3,500,000	3,952,235
Stockton Public Financing Authority
Delta Water Supply Project, Series A	6.250	10-01-40	1,150,000	1,380,299
Sweetwater Union High School District
Election of 2006, Series 2016 B, GO	4.000	08-01-42	500,000	523,380
West Covina Redevelopment Agency
Fashion Plaza	6.000	09-01-22	3,390,000	3,738,628
William S Hart Union High School District
Community Facilities District	5.000	09-01-47	1,000,000	1,093,935
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.7%				$6,268,000
(Cost $6,268,000)
U.S. Government Agency 2.0%				4,627,000
Federal Agricultural Mortgage Corp. Discount Note	0.950	12-01-17	238,000	238,000
Federal Farm Credit Bank Discount Note	0.950	12-01-17	365,000	365,000
Federal Home Loan Bank Discount Note	0.700	12-01-17	739,000	739,000
Federal Home Loan Bank Discount Note	0.750	12-01-17	365,000	365,000
Federal Home Loan Bank Discount Note	0.900	12-01-17	2,920,000	2,920,000
			Par value^	Value
Repurchase agreement 0.7%				1,641,000
Barclays Tri-Party Repurchase Agreement dated
11-30-17 at 1.02% to be repurchased at
$1,641,047 on 12-1-17, collateralized by
$1,679,300 U.S. Treasury Notes, 1.250% due
11-15-18 (valued at $1,673,872, including
interest)			1,641,000	1,641,000
Total investments (Cost $213,917,436) 99.1%				$229,122,890
Other assets and liabilities, net 0.9%				2,169,591
Total net assets 100.0%				$231,292,481
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 16

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 11-30-17, the aggregate cost of investments for federal income tax purposes was $212,308,135. Net unrealized appreciation aggregated to $16,814,755, of which $16,837,102 related to gross unrealized appreciation and $22,347 related to gross unrealized depreciation.

As a % of total
Insurance coverage	investments
National Public Finance Guarantee Corp.	8.3
Assured Guaranty Municipal Corp.	4.8
California Mortgage Insurance	3.5
Build America Mutual Assurance Company	1.0
Ambac Financial Group, Inc.	0.5
TOTAL	18.1

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 17

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-17 (unaudited)

Assets
Investments, at value (Cost $213,917,436)	$229,122,890
Receivable for investments sold	3,403,453
Receivable for fund shares sold	25,915
Interest receivable	2,632,238
Other receivables and prepaid expenses	62,221
Total assets	235,246,717
Liabilities
Due to custodian	3,359,331
Payable for fund shares repurchased	318,009
Distributions payable	80,130
Payable to affiliates
Accounting and legal services fees	7,890
Transfer agent fees	6,951
Distribution and service fees	24,357
Trustees' fees	139
Investment management fees	105,193
Other liabilities and accrued expenses	52,236
Total liabilities	3,954,236
Net assets	$231,292,481
Net assets consist of
Paid-in capital	$215,878,803
Accumulated distributions in excess of net investment income	(1,399)
Accumulated net realized gain (loss) on investments	209,623
Net unrealized appreciation (depreciation) on investments	15,205,454
Net assets	$231,292,481

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($195,801,460 ÷ 18,062,012 shares)[1]	$10.84
Class B ($870,624 ÷ 80,274 shares)[1]	$10.85
Class C ($26,739,955 ÷ 2,466,563 shares)[1]	$10.84
Class I ($6,035,620 ÷ 556,442 shares)	$10.85
Class R6 ($1,844,822 ÷ 170,037 shares)	$10.85
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.29

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       18

STATEMENT OF OPERATIONS  For the six months ended 11-30-17 (unaudited)

Investment income
Interest	$5,025,819
Total investment income	5,025,819
Expenses
Investment management fees	659,969
Distribution and service fees	303,020
Accounting and legal services fees	26,505
Transfer agent fees	44,015
Trustees' fees	2,323
State registration fees	9,716
Printing and postage	25,880
Professional fees	37,798
Custodian fees	14,401
Other	7,577
Total expenses	1,131,204
Less expense reductions	(24,809)
Net expenses	1,106,395
Net investment income	3,919,424
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	2,075,437
2,075,437
Change in net unrealized appreciation (depreciation) of
Investments	(3,245,659)
(3,245,659)
Net realized and unrealized loss	(1,170,222)
Increase in net assets from operations	$2,749,202

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-17	Year ended 5-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$3,919,424	$8,818,190
Net realized gain (loss)	2,075,437	(13,533)
Change in net unrealized appreciation (depreciation)	(3,245,659)	(8,326,420)
Increase in net assets resulting from operations	2,749,202	478,237
Distributions to shareholders
From net investment income
Class A	(3,528,076)	(8,245,073)
Class B	(13,811)	(37,159)
Class C	(389,558)	(943,047)
Class I1	(91,686)	(29,963)
Class R6[2]	(4,290)	—
Total distributions	(4,027,421)	(9,255,242)
From fund share transactions	(16,443,114)	(34,442,892)
Total decrease	(17,721,333)	(43,219,897)
Net assets
Beginning of period	249,013,814	292,233,711
End of period	$231,292,481	$249,013,814
Undistributed (accumulated distributions in excess of) net investment income	($1,399)	$106,598

[1]	The inception date for Class I shares is 2-13-17.
[2]	The inception date for Class R6 shares is 8-30-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       20

Financial highlights

Class A Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$10.90		$11.22	$10.91	$10.95	$11.06	$11.02
Net investment income[2]	0.18		0.37	0.39	0.42	0.46	0.46
Net realized and unrealized gain (loss) on investments	(0.05)		(0.30)	0.32	(0.04)	(0.11)	0.04
Total from investment operations	0.13		0.07	0.71	0.38	0.35	0.50
Less distributions
From net investment income	(0.19)		(0.39)	(0.40)	(0.42)	(0.46)	(0.46)
Net asset value, end of period	$10.84		$10.90	$11.22	$10.91	$10.95	$11.06
Total return (%)[3,4]	1.18	[5]	0.63	6.63	3.53	3.46	4.55
Ratios and supplemental data
Net assets, end of period (in millions)	$196		$213	$254	$235	$214	$241
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	[6]	0.83	0.84	0.83	0.86	0.84
Expenses including reductions	0.83	[6]	0.83	0.83	0.82	0.86	0.84
Net investment income	3.36	[6]	3.35	3.53	3.78	4.40	4.15
Portfolio turnover (%)	5		17	20	19	19	7

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       21

Class B Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$10.91		$11.23	$10.91	$10.95	$11.07	$11.03
Net investment income[2]	0.14		0.28	0.31	0.34	0.39	0.38
Net realized and unrealized gain (loss) on investments	(0.05)		(0.30)	0.33	(0.04)	(0.12)	0.03
Total from investment operations	0.09		(0.02)	0.64	0.30	0.27	0.41
Less distributions
From net investment income	(0.15)		(0.30)	(0.32)	(0.34)	(0.39)	(0.37)
Net asset value, end of period	$10.85		$10.91	$11.23	$10.91	$10.95	$11.07
Total return (%)[3,4]	0.81	[5]	(0.12)	5.93	2.76	2.60	3.76
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$2	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69	[6]	1.69	1.69	1.68	1.71	1.69
Expenses including reductions	1.58	[6]	1.58	1.58	1.58	1.61	1.59
Net investment income	2.60	[6]	2.59	2.78	3.04	3.65	3.40
Portfolio turnover (%)	5		17	20	19	19	7

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       22

Class C Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$10.90		$11.22	$10.91	$10.95	$11.06	$11.02
Net investment income[2]	0.14		0.29	0.31	0.33	0.39	0.38
Net realized and unrealized gain (loss) on investments	(0.05)		(0.31)	0.32	(0.03)	(0.11)	0.03
Total from investment operations	0.09		(0.02)	0.63	0.30	0.28	0.41
Less distributions
From net investment income	(0.15)		(0.30)	(0.32)	(0.34)	(0.39)	(0.37)
Net asset value, end of period	$10.84		$10.90	$11.22	$10.91	$10.95	$11.06
Total return (%)[3,4]	0.81	[5]	(0.13)	5.83	2.76	2.69	3.77
Ratios and supplemental data
Net assets, end of period (in millions)	$27		$30	$36	$34	$31	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69	[6]	1.68	1.69	1.68	1.71	1.69
Expenses including reductions	1.58	[6]	1.58	1.58	1.57	1.61	1.59
Net investment income	2.61	[6]	2.60	2.78	3.03	3.65	3.40
Portfolio turnover (%)	5		17	20	19	19	7

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       23

Class I Shares Period ended	11-30-17	[1]	5-31-17	[2]
Per share operating performance
Net asset value, beginning of period	$10.91		$10.70
Net investment income[3]	0.19		0.12
Net realized and unrealized gain (loss) on investments	(0.05)		0.21
Total from investment operations	0.14		0.33
Less distributions
From net investment income	(0.20)		(0.12)
Net asset value, end of period	$10.85		$10.91
Total return (%)[4]	1.26	[5]	3.09	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	[6]	0.67	[6]
Expenses including reductions	0.68	[6]	0.66	[6]
Net investment income	3.51	[6]	3.76	[6]
Portfolio turnover (%)	5		17	[7]

[1]	Six months ended 11-30-17. Unaudited.
[2]	The inception date for Class I shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The portfolio turnover is shown for the period from 6-1-16 to 5-31-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       24

Class R6 Shares Period ended	11-30-17	[1]
Per share operating performance
Net asset value, beginning of period	$10.95
Net investment income[2]	0.11
Net realized and unrealized loss on investments	(0.11)
Total from investment operations	—
Less distributions
From net investment income	(0.10)
Net asset value, end of period	$10.85
Total return (%)[3]	0.01	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	[5]
Expenses including reductions	0.66	[5]
Net investment income	3.76	[5]
Portfolio turnover (%)	5	[6]

[1]	The inception date for Class R6 shares is 8-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	The portfolio turnover is shown for the period from 6-1-17 to 11-30-17.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       25

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock California Tax-Free Income Fund (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2017, all investments are categorized as Level 2 under the hierarchy described above.

SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       26

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the six months ended November 30, 2017, the fund had no borrowings under either line of credit. Commitment fees for the six months ended November 30, 2017 were $2,181.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

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Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2017, the fund has a capital loss carryforward of $3,446,020 available to offset future net realized capital gains.

The following table details the capital loss carryforward available as of May 31, 2017:

Capital loss carryforward expiring at May 31	No expiration date
2018	Short-term
$206,417	$3,239,603

As of May 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and expiration of capital loss carryforwards.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.550% of the first $500 million of the fund's average daily net assets, (b) 0.500% of the next $500 million of the fund's average daily net assets, (c) 0.475% of the next $1 billion of the fund's average daily net assets; and (d) 0.450% of the fund's average daily net assets in excess of

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$2 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2017, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended November 30, 2017, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$8,416	Class I	$210
Class B	42	Class R6	10
Class C	1,187	Total	$9,865

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2017 were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.15%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class B and Class C shares. The current waiver agreement expires on September 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $513 and $14,431 for Class B and Class C shares, respectively, for the six months ended November 30, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $127,838 for the six months ended November 30, 2017. Of this amount, $20,158 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $91,632 was paid as sales commissions to broker-dealers and $16,048 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

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Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2017, CDSCs received by the Distributor amounted to $707, $99 and $1,386 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$153,583	$37,581
Class B	5,127	188
Class C	144,310	5,298
Class I	—	934
Class R6	—	14
Total	$303,020	$44,015

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2017 and for the year ended May 31, 2017 were as follows:

		Six months ended 11-30-17		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	514,680	$5,614,264	2,003,645	$22,105,805
Distributions reinvested	282,603	3,074,748	648,585	7,103,919
Repurchased	(2,280,508)	(24,867,688)	(5,779,751)	(62,927,847)
Net decrease	(1,483,225)	($16,178,676)	(3,127,521)	($33,718,123)

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		Six months ended 11-30-17		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class B shares
Sold	—	—	9	$95
Distributions reinvested	1,134	$12,349	2,762	30,277
Repurchased	(20,819)	(227,161)	(43,755)	(470,984)
Net decrease	(19,685)	($214,812)	(40,984)	($440,612)
Class C shares
Sold	117,372	$1,280,970	306,157	$3,376,689
Distributions reinvested	30,839	335,525	66,917	732,435
Repurchased	(448,336)	(4,891,853)	(828,241)	(9,002,553)
Net decrease	(300,125)	($3,275,358)	(455,167)	($4,893,429)
Class I shares[1]
Sold	160,227	$1,746,446	441,006	$4,711,596
Distributions reinvested	7,947	86,538	2,721	29,406
Repurchased	(43,128)	(471,582)	(12,331)	(131,730)
Net increase	125,046	$1,361,402	431,396	$4,609,272
Class R6 shares[2]
Sold	173,026	$1,896,755	—	—
Distributions reinvested	353	3,835	—	—
Repurchased	(3,342)	(36,260)	—	—
Net increase	170,037	$1,864,330	—	—
Total net decrease	(1,507,952)	($16,443,114)	(3,192,276)	($34,442,892)

1The inception date for Class I shares is 2-13-17.

2The inception date for Class R6 shares is 8-30-17.

Affiliates of the fund owned 3% of Class R6 shares on November 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $11,306,603 and $36,062,335, respectively, for the six months ended November 30, 2017.

Note 7 — State or region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states' municipal issuers.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock California Tax-Free Income Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock California Tax-Free Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

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determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services . Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance . In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

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(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three- and five-year periods and underperformed its benchmark index for the ten-year period ended December 31, 2016. The Board also noted that the fund outperformed its peer group average for the one- and ten-year periods and underperformed its peer group average for the three- and five-year periods ended December 31, 2016. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group for the one- and ten-year periods. The Board concluded that the fund's performance has generally been in line with or generally outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
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(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale . In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

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(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation . In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees . The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance . As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the

SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       36

Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or generally outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       37

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND       38

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF418651	53SA 11/17 1/18

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 17, 2018